Shareholders' Equity	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Shareholders’ Equity [Abstract]
Shareholders’ Equity

19. Shareholders’ Equity

Common Stock

As of December 31, 2023, the Company had a total of 150,000,000 shares of common stock authorized with 2,876,215 shares issued and outstanding. As of September 30, 2024, the Company had a total of 300,000,000 shares of common stock authorized with 3,491,523 shares issued and outstanding.

Reverse Stock Split

On October 11, 2024, the Company effected a one-for-25 (1:25) reverse stock split of all issued and outstanding shares of the Company’s common stock, par value $0.0001 per share (the “Common Stock”) effective as of 12:01 a.m. Eastern Time on October 11, 2024 (the “Reverse Stock Split”), vide a Certificate of Amendment to the Third Amended and Restated Certificate of Incorporation of Alternus Clean Energy, Inc. (the “Certificate of Amendment”) filed with the Secretary of State of Delaware on October 3, 2024, and deemed effective on October 11, 2024 at 12:01 a.m. Eastern Time. The Reverse Stock Split brought the Company into compliance with the $1.00 minimum bid price requirement for continued listing on the NASDAQ Capital Market, as required by Nasdaq Listing Rule 5550(a)(2).

As a result of the Reverse Stock Split, every twenty-five (25) shares of issued and outstanding Common Stock were combined into one (1) validly issued, fully paid and nonassessable share of Common Stock. The Reverse Stock Split uniformly affected all issued and outstanding shares of Common Stock and did not alter any stockholder’s percentage ownership interest in the Company, except to the extent that the Reverse Stock Split results in the fractional interests. No fractional shares will be or shall be issued in connection with the Reverse Stock Split. Stockholders who otherwise would be entitled to receive fractional shares of Common Stock will receive an amount in cash (without interest or deduction) equal to the fraction of one share to which such stockholder would otherwise be entitled multiplied by the share price, representing the product of the average closing price of the Company’s common stock on the Nasdaq Capital Market for the five consecutive trading days immediately preceding the effective date of the Reverse Stock Split and the inverse of the Reverse Stock Split ratio. Proportional adjustments have also been made to the Company’s outstanding warrants, stock options, and convertible securities, as well as to the reserves available pursuant to the terms of the Company’s 2023 Equity Incentive Plan to reflect the Reverse Stock Split, in each case, in accordance with the terms thereof.

The Reverse Stock Split reduced the number of shares of Common Stock issued and outstanding from the earlier 87,288,070 to 3,491,523 shares of Common Stock. The number of authorized shares of Common Stock will not be changed by the Reverse Stock Split.

Common Share Issuances:

On January 23, 2024, the Company entered into a six-month marketing services agreement. The Company issued 3,252 shares at a market value of $25.25 in exchange for marketing services provided. On May 8, 2024, this agreement was extended another six months with an additional 13,200 shares issued.

On February 20, 2024, the Company entered into a two-month marketing services agreement. The Company issued 4,000 shares at a market value of $8.75 for marketing services provided. This agreement has the potential of renewal for an additional three months upon mutual written consent.

On May 8, 2024, the Company entered into a five-month digital marketing services agreement. The Company issued 4,000 shares at a market value of $8.75 per share for digital marketing advisory services provided.

On August 1, 2024, the Company issued 8,262 shares of unrestricted common stock valued at $6.65 per share in exchange for the conversion of $54,958.33 worth of the Convertible Note issued on April 19, 2024.

On August 7, 2024, the “Company entered into a ‘Heads of Terms’ for Joint Business Venture (the “Agreement”) with Hover Energy LLC and its affiliates (“Hover”) to establish a joint venture (the “JV”) for the financing, development, management and operation of ‘Microgrid Projects’ utilizing Hover Wind-Powered Microgrid™ technology, as required. Pursuant to the said JV, the Company and Hover have agreed to have a 51% interest and a 49% interest in the JV, for which, the Company has issued 200,000 shares of restricted common stock to Hover valued at $10.00 per share and will issue and commit 140,000 additional shares of restricted common stock, and Hover will contribute 100% of its projects and project pipeline.

On September 3, 2024 we issued 10,194 shares of unrestricted common stock valued at $5.32 per share in exchange for the conversion of $54,265.09 worth of the Convertible Note issued on April 19, 2024.

Preferred Stock

As of September 30, 2024 and December 31, 2023, the Company also had a total of 1,000,000 shares of preferred stock authorized. There were no preferred shares issued or outstanding as of September 30, 2024 and December 31, 2023. The board of directors of the Company has the authority to establish one or more series of preferred stock, fix the voting rights, if any, designations, powers, preferences and any other rights, if any, of each such series and any qualifications, limitations and restrictions thereof.

Warrants

As of December 31, 2023, warrants to purchase up to 493,800 shares of common stock were issued and outstanding. These warrants were related to financing activities. As inducement to extend the maturity of an existing note with warrants, on February 5, 2024, the Company issued 3,600 additional penny warrants with a five-year term to the noteholder with a five-year term.

On April 19, 2024, the Company entered into a Purchase Agreement with an institutional investor pursuant to which we sold, and the investor purchased a warrant to purchase an aggregate of 96,444 shares of common stock. The warrant is exercisable for shares of common stock at a price of $12 per share (the “Exercise Price”). The warrant is exercisable immediately and expires on October 20, 2029. The Exercise Price is subject to full ratchet anti-dilution protection, subject to certain price limitations required by Nasdaq rules and regulations and certain exceptions. In conjunction with the transaction, the Company issued warrants for the purchase of 9,644 shares of common stock with an exercise price of $13.18 per share for their role as placement agent, which is exercisable at any time on or after October 19, 2024 and will expire on the third anniversary of the effective date of the registration statement registering the underlying warrant shares.

As of September 30, 2024, warrants to purchase up to 603,488 shares of common stock were issued and outstanding.

	Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)
Outstanding - December 31, 2022	477,800	$287.50	5.98
Issued during the period	-	-	-
Expired during the period	-	-	-
Outstanding – September 30, 2023	477,800	287.50	5.98
Exercisable – September 30, 2023	477,800	$287.50	5.98

	Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)
Outstanding - December 31, 2023	493,800	$280.50	4.93
Issued during the period	109,688	12.50	0.87
Expired during the period	-	-	-
Outstanding – September 30, 2024	603,488	231.75	4.34
Exercisable – September 30, 2024	603,488	$231.75	4.34

22.	Shareholders’ Equity

Common Stock

As of December 31, 2022, the Company had a total of 100,000,000 shares of Class A common stock authorized and 10,000,000 shares of Class B common stock authorized. As of December 31, 2023, the Company had a total of 150,000,000 shares of common stock authorized with 71,905,363 shares issued and outstanding.

Preferred Stock

As of December 31, 2023 and 2022, the Company also had a total of 1,000,000 shares of preferred stock authorized. There were no preferred shares issued or outstanding as of December 31, 2023, and 2022. The board of directors of the Company has the authority to establish one or more series of preferred stock, fix the voting rights, if any, designations, powers, preferences and any other rights, if any, of each such series and any qualifications, limitations and restrictions thereof.

Warrants

As of December 31, 2022, warrants to purchase up to 11,945,000 shares of common stock were issued and outstanding. These warrants were related to financing activities. The Company issued additional warrants to purchase up to 400,000 shares of common stock in 2023. As of December 31, 2023, warrants to purchase up to 12,345,000 shares of common stock were issued and outstanding.

	Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)

Outstanding - January 31, 2022	11,945,000	$11.50	5.98
Issued during the year	-	-	-
Expired during the year	-	-	-
Outstanding - December 31, 2022	11,945,000	$11.50	5.98
Issued during the year	400,000	0.35	0.16
Expired during the year	-	-	-
Outstanding – December 31, 2023	12,345,000	11.22	4.93
Exercisable – December 31, 2023	12,345,000	$11.22	4.93

Convertible Note

As of December 31, 2022 and 2023, no convertible notes were issued or outstanding.